Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provision for Income Tax [Abstract]
Current income tax provision	$ 1,243,875
Deferred income tax provision
Total	$ 1,243,875